Leases - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Leases
2023	$ 532,481
2024	300,642
2025	234,029
2026	184,950
2027	184,950
Thereafter	739,803
Total future minimum lease payments	2,176,855
Less: imputed interest	323,322
Total operating lease liabilities	$ 1,853,533	$ 338,621